INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating losses carry forwards
Deferred tax assets	¥ 381,274	¥ 289,847
Valuation allowance on deferred tax assets	1,926,197	¥ 1,849,408	¥ 1,104,859	¥ 760,958
Deferred tax assets for net operating losses	1,281,372
Valuation allowance on net operating losses carryforwards	¥ 940,183
Statutory income tax rate	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 4,999,581
Net operating losses carry forwards expire if unused by December 31, 2025	424,452
Net operating losses carry forwards expire if unused by December 31, 2026	1,001,411
Net operating losses carry forwards expire if unused by December 31, 2027	1,234,242
Net operating losses carry forwards expire if unused by December 31, 2028	1,012,356
Net operating losses carry forwards expire if unused by December 31, 2029	1,253,019
Net operating losses carry forwards expire if unused by December 31, 2030	26,748
Net operating losses carry forwards expire if unused by December 31, 2031	0
Net operating losses carry forwards expire if unused by December 31, 2032	17,205
Net operating losses carry forwards expire if unused by December 31, 2033	14,809
Net operating losses carry forwards expire if unused by December 31, 2034	¥ 15,339
Statutory income tax rate	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%